ACCOUNTS RECEIVABLE, NET (Details Narrative) - SGD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Allowance for doubtful writeoffs	$ 0.6	$ 0.6